Net gain (loss) on financial instruments measured at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2021
Net gain (loss) on financial instruments measured at fair value through profit or loss [Abstract]
Summary of Net gain (loss) on financial instruments measured at fair value through profit or loss
Net gain(loss) on financial instruments measured at fair value through profit or loss for the ended December 31, 2019 2020 and 2021 are as follows:

	2019		2020	2021
Net gain (loss) on deposits measured at FVTPL
Gain (loss) on valuation	~~W~~	87,374	1,267	(296)
Gain (loss) on sale		13,400	28,461	(1,479)

		100,774	29,728	(1,775)

Net gain (loss) on loans measured at FVTPL loss on valuation		(248,032)	(204,702)	(78,416)
Gain on sale		10,395	17,516	15,312

		(237,637)	(187,186)	(63,104)

Net gain (loss) on securities measured at FVTPL
Debt securities
Gain on valuation		137,181	41,208	97,281
Gain (loss) on sale		125,431	72,338	(92,230)
Other gains		297,024	331,837	506,980

		559,636	445,383	512,031

Equity securities
Gain on valuation		141,246	134,922	180,363
Gain on sale		183,969	283,265	199,702

		325,215	418,187	380,065

Other
Gain on valuation		28,803	22,690	9,316

		913,654	886,260	901,412

	2019		2020	2021
Net gain (loss) on financial liabilities measured at FVTPL
Debt securities
Loss on valuation		(16,810)	(48,261)	(7,745)
Gain (loss) on disposal		(35,710)	82,724	(67,522)

		(52,520)	34,463	(75,267)

Other
Loss on valuation		(91,025)	(83,316)	(26,224)
Gain on disposal		4,169	8,313	3,489

		(86,856)	(75,003)	(22,735)

		(139,376)	(40,540)	(98,002)

Derivatives:
Gain (loss) on valuation		388,880	245,681	(64,128)
Gain (loss) on transaction		359,187	(661,113)	429,228

		748,067	(415,432)	365,100

	~~W~~	1,385,482	272,830	1,103,631